UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2008 to August 31, 2008

Commission File Number of issuing entity: 333-134782-03

Franklin Auto Trust 2008-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-134782-03

Franklin Receivables, LLC

(Exact name of depositor as specified in its charter)

Franklin Capital Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

94-3301790

(I.R.S. Employer Identification No.)

47 West 200 South, Suite 500 Salt Lake City, Utah	84101
(Address of principal executive offices of the issuing entity)	(Zip Code)

(801) 238-6700

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4a			X
Class A-4b			X
Class B			X
Class C			X
Class D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒    No ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Franklin Auto Trust 2008-A owner trust is set forth in the Franklin Auto Trust 2008-A Monthly Servicing Report for the September 22, 2008 distribution date, attached as Exhibit 99.1.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None

Item 3.	Sale of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

None

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

None

Item 7.	Significant Enhancement Provider Information.

None

Item 8.	Other Information.

None

Item 9.	Exhibits.

Exhibit 99.1	Franklin Auto Trust 2008-A Monthly Servicing Report for the September 22, 2008 Distribution Date

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FRANKLIN AUTO TRUST 2008-A (Issuing Entity)

	By:	Franklin Capital Corporation, as Servicer

Date: September 23, 2008		/s/ HAROLD E. MILLER, JR.
		Name:	HAROLD E. MILLER, JR.
		Title:	President and Chief Executive Officer

Exhibit Index

Exhibit No.	Description
99.1	Franklin Auto Trust 2008-A Monthly Servicing Report for the September 22, 2008 Distribution Date